Derivative warrant liabilities and earnouts liabilities - Series A and Series B Warrants - Additional Information (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jan. 25, 2023	Aug. 09, 2022 USD ($) shares	Jan. 31, 2023	Dec. 31, 2023 shares	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022 shares
Derivative warrant liabilities and earnouts liabilities
Total subscription amount | $		$ 20
Number of warrants issued to an investor							17,433,333
Stock split ratio	0.04		0.04	0.04	0.04	0.04
Series A Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor		12,121,214		484,389
Warrants exercisable term		5 years		44 months
Series B Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor		6,060,607		242,424
Warrants exercisable term		2 years		8 months